Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Components of Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent [Abstract]
Before-Tax Amount	$ (776)	$ (856)	$ 381	$ (112)
Income Tax Effect	227	256	(196)	(18)
Net-of-Tax Amount	(549)	(600)	185	(130)
Unrealized holding (losses) gains on available for sale securities [Member]
AOCI Attributable to Parent [Abstract]
Before-Tax Amount	(283)	(464)		203
Income Tax Effect	61	130		(113)
Net-of-Tax Amount	(222)	(334)		90
Before-Tax Amount	(365)	(464)	722	203
Income Tax Effect	94	130	(302)	(113)
Net-of-Tax Amount	(271)	(334)	420	90
Unrealized holding (losses) gains on available for sale securities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
AOCI Attributable to Parent [Abstract]
Before-Tax Amount	(82)	0		0
Income Tax Effect	33	0		0
Net-of-Tax Amount	(49)	0		0
Unrealized impairment (loss) on held to maturity security [Member]
AOCI Attributable to Parent [Abstract]
Before-Tax Amount	(501)	(501)	(501)	(501)
Income Tax Effect	170	170	170	170
Net-of-Tax Amount	(331)	(331)	(331)	(331)
Unfunded pension liability [Member]
AOCI Attributable to Parent [Abstract]
Before-Tax Amount		269		452
Income Tax Effect		(108)		(181)
Net-of-Tax Amount		161		271
Before-Tax Amount		109		186
Income Tax Effect		(44)		(75)
Net-of-Tax Amount		65		111
Unfunded pension liability [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
AOCI Attributable to Parent [Abstract]
Before-Tax Amount		(160)		(266)
Income Tax Effect		64		106
Net-of-Tax Amount		$ (96)		$ (160)
Plan actuarial gains (losses) included in other comprehensive income [Member]
AOCI Attributable to Parent [Abstract]
Before-Tax Amount	90		160
Income Tax Effect	(37)		(64)
Net-of-Tax Amount	$ 53		$ 96